INITIAL PUBLIC OFFERING (Q3) (Details) - $ / shares		7 Months Ended	9 Months Ended
	Aug. 12, 2019	Dec. 31, 2019	Sep. 30, 2020
Initial Public Offering [Abstract]
Unit price (in dollars per share)	$ 1.00
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	25,000,000	25,000,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Initial Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Number of ordinary shares included in each unit (in shares)		0.5
Number of warrants included in each unit (in shares)			0.5
Exercise price of warrant (in dollars per share)		$ 11.50	$ 11.50
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Abstract]
Number of ordinary shares included in each unit (in shares)		1	1
Number of ordinary shares called by each warrant (in shares)		1	1